Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Maximum maturity period of government bonds	1 year
Proceeds from sale of marketable securities	$ 5,161	$ 513	$ 9,781
Loss (income) from sale of marketable securitites	338	(6)	(57)
Impairment of marketable securities	$ 3,471	$ 2,108	$ 0